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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Verizon Investment Management Corp.
                 -------------------------------
   Address:      695 Main Street, 6th Floor
                 -------------------------------
                 Stamford, Connecticut  06901
                 -------------------------------

                 -------------------------------

Form 13F File Number:    028-04063
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William J. Raver
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   203 965-3361
         -------------------------------

Signature, Place, and Date of Signing:

   /S/                                Stamford, Connecticut       5/04/04
   -------------------------------    ---------------------   -------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total:        3,654
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     GOLDMAN SACHS PRIME BROKERAGE

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                      FORM 13F INFORMATION TABLE

                       VERIZON INVESTMENT MANAGEMENT CORP.
                     FORM 13F - SOLE INSTR V. NONE AUTHORITY
                               SEPTEMBER 30, 2003

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
------------------------- ---------------- --------- --------  ----------------------- ------------ -------- ---------------------
                                                      VALUE     SHRS OR    SH/   PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN   CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------- ---------------- --------- --------  ---------  ----- ------ ------------ -------- ------ ------ -------
AMEX CONSUMER
 DISCRETIONARY SELECT
 SECTOR 'SPDR' FUND             ETF        81369Y407    1,208     43,800                    X                               43,800
AMEX CONSUMER STAPLES
 SELECT FUND 'SPDR'             ETF        81369Y308   (1,052)   (51,800)                   X                              (51,800)
AMEX ENERGY SELECT INDEX
 'SPDR'                         ETF        81369Y506     (358)   (14,900)                   X                              (14,900)
AMEX FINANCIAL SELECT
 INDEX MARKET INDEX             ETF        81369Y605      210      8,300                    X                                8,300
AMEX HEALTH CARE SELECT
 SECTOR 'SPDR' FUND             ETF        81369Y209   (1,237)   (44,500)                   X                              (44,500)
AMEX INDUSTRIAL SELECT
 INDEX 'SPDR'                   ETF        81369Y704    1,120     48,100                    X                               48,100
AMEX MATERIALS SELECT
 'SPDR' FUND                    ETF        81369Y100      903     41,400                    X                               41,400
AMEX UTILITIES SELECT
 INDEX MARKET INDEX             ETF        81369Y886      573     26,200                    X                               26,200
BLDRS INDEX FDS TR
 EMERGING MKTS 50 ADR
 INDEX FD                       COM        09348R300      679     10,700                    X                               10,700
ISHARES GOLDMAN TECH
 INDEX GOLDMAN SACHS
 TECHNOLOGY INDEX               ETF        464287549      897      22100                    X                               22,100
ISHARES RUSSELL 1000
 GROWTH GROWTH INDEX FUND       ETF        464287614   (2,868)   (67,300)                   X                              (67,300)
ISHARES RUSSELL 2000
 VALUE INDEX FUND               ETF        464287630    1,011      7,300                    X                                7,300
ISHARES RUSSELL 2000
 GROWTH INDEX FUND              ETF        464287648     (988)   (18,800)                   X                              (18,800)
ISHARES TRUST - RUSSELL
 1000 VALUE INDEX FUND          ETF        464287598    2,884     56,100                    X                               56,100
TELECOM HOLDRS TRUST
 'HOLDRS'                       ETF        87927P200      672     27,500                    X                               27,500

              GRAND TOTAL                               3,654